Offerings - Offering: 1	Jul. 31, 2025
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Bitwise Ethereum ETF
Fee Rate	0.01531%
Offering Note	The amended registration statement covers an indeterminate amount of securities to be offered or sold and the filing fee will be calculated and paid in accordance with Rule 456(d) and Rule 457(u).